Reportable Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
REPORTABLE SEGMENT INFORMATION
REPORTABLE SEGMENT INFORMATION
The Company reports its segment information in the same way that management internally organizes its business for assessing performance and making decisions regarding allocation of resources in accordance with the Segment Reporting Topic of the ASC. Upon completion of the Acquisition in the second quarter of 2017, the Company made important changes to its organizational and reporting structure that resulted in establishing three reportable operating segments: The Americas Group, Consumer Brands Group and Performance Coatings Group (individually, a Reportable Segment and collectively, the Reportable Segments). Prior period segment reporting has been adjusted to reflect the updated reportable segments. Factors considered in determining the three Reportable Segments of the Company include the nature of business activities, the management structure directly accountable to the Company’s chief operating decision maker (CODM) for operating and administrative activities, availability of discrete financial information and information presented to the Board of Directors. The Company reports all other business activities and immaterial operating segments that are not reportable in the Administrative segment. See pages 8 through 15 of this report for more information about the Reportable Segments.
The Company’s CODM has been identified as the Chief Executive Officer because he has final authority over performance assessment and resource allocation decisions. Because of the diverse operations of the Company, the CODM regularly receives discrete financial information about each Reportable Segment as well as a significant amount of additional financial information about certain divisions, business units or subsidiaries of the Company. The CODM uses all such financial information for performance assessment and resource allocation decisions. The CODM evaluates the performance of and allocates resources to the Reportable Segments based on segment profit or loss and cash generated from operations. The accounting policies of the Reportable Segments are the same as those described in Note 1 of this report.
The Americas Group Reportable Segment includes the Company's previous Paint Stores Group and Latin America Coatings Group, along with a specialty retail business of Valspar. The Americas Group consisted of 4,620 company-operated specialty paint stores in the United States, Canada, Latin America and the Caribbean region at December 31, 2017. Each store in this segment is engaged in servicing the needs of architectural and industrial paint contractors and do-it-yourself homeowners. The Americas Group company-owned stores market and sell Sherwin-Williams® and other controlled brand architectural paint and coatings, protective and marine products, OEM product finishes and related products. The majority of these products are produced by manufacturing facilities in the Consumer Brands Group. In addition, each store sells select purchased associated products. The Americas Group sells a variety of architectural paints, coatings and related products through dedicated dealers, home centers, distributors, hardware stores and other retailers throughout Latin America. The Americas Group meets regional customer demands through developing, licensing, manufacturing, distributing and selling a variety of architectural paints, coatings and related products in North and South America. The loss of any single customer would not have a material adverse effect on the business of this segment. At December 31, 2017, The Americas Group consisted of operations from subsidiaries in 9 foreign countries. During 2017, this segment opened 101 net new stores, consisting of 114 new stores opened (76 in the United States, 15 in Canada, 1 in Curacao, 14 in South America and 8 in Mexico) and 13 stores closed (4 in the United States, 1 in Canada, 6 in South America and 2 in Mexico). In 2016 and 2015, this segment opened 142 and 98 net new stores, respectively. A map on the cover flap of this report shows the number of paint stores and their geographic location. The CODM uses discrete financial information about The Americas Group, supplemented with information by geographic region, product type and customer type, to assess performance of and allocate resources to The Americas Group as a whole. In accordance with ASC 280-10-50-9, The Americas Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment.
The Consumer Brands Group Reportable Segment includes the Company's previous Consumer Group along with Valspar's previous Consumer Paints segment, excluding Valspar's automotive refinishes products business. The Consumer Brands Group supplies a broad portfolio of branded and private-label architectural paints, stains, varnishes, industrial products, wood finishes products, wood preservatives, applicators, corrosion inhibitors, aerosols, caulks and adhesives to retailers and distributors throughout North America, as well as in Australia, China and Europe. The Consumer Brands Group also supports the Company's other businesses around the world with new product research and development, manufacturing, distribution and logistics. Approximately 59.47% of the total sales of the Consumer Brands Group in 2017 were intersegment transfers of products primarily sold through The Americas Group. At December 31, 2017, the Consumer Brands Group consisted of operations in the United States and subsidiaries in 6 foreign countries. Sales and marketing of certain controlled brand and private labeled products is performed by a direct sales staff. The products distributed through third-party customers are intended for resale to the ultimate end-user of the product. The Consumer Brands Group had sales to certain customers that, individually, may be a significant portion of the sales of the segment. However, the loss of any single customer would not have a material adverse effect on the overall profitability of the segment. This segment incurred most of the Company’s capital expenditures related to ongoing environmental compliance measures at sites currently in operation. The CODM uses discrete financial information about the Consumer Brands Group, supplemented with information by product type and customer type, to assess performance of and allocate resources to the Consumer Brands Group as a whole. In accordance with ASC 280-10-50-9, the Consumer Brands Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment.
The Performance Coatings Group Reportable Segment includes the Company's previous Global Finishes Group and Valspar's previous Coatings Group segment. The Performance Coatings Group also includes Valspar's automotive refinishes products business, which was previously reported under Valspar's Consumer Paints segment. Valspar’s North American industrial wood coatings business, which was previously reported under the Valspar's Coatings Group segment, was divested. The Performance Coatings Group develops and sells industrial coatings for wood finishing and general industrial (metal and plastic) applications, automotive refinish, protective and marine coatings, coil coatings, packaging coatings and performance-based resins and colorants worldwide. In addition, a specialty coatings business previously in the Company's Consumer Group is now included in the Performance Coatings Group. This segment licenses certain technology and trade names worldwide. Sherwin-Williams® and other controlled brand products are distributed through The Americas Group and this segment’s 290 company-operated branches and by a direct sales staff and outside sales representatives to retailers, dealers, jobbers, licensees and other third-party distributors. The
Performance Coatings Group had sales to certain customers that, individually, may be a significant portion of the sales of the segment. However, the loss of any single customer would not have a material adverse effect on the overall profitability of the segment. During 2017, this segment opened 4 new branches and closed 2 branches for a net increase of 2 branches. At December 31, 2017, the Performance Coatings Group consisted of operations in the United States and subsidiaries in 44 foreign countries. The CODM uses discrete financial information about the Performance Coatings Group reportable segment, supplemented with information about geographic divisions, business units and subsidiaries, to assess performance of and allocate resources to the Performance Coatings Group as a whole. In accordance with ASC 280-10-50-9, the Performance Coatings Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment. A map on the cover flap of this report shows the number of branches and their geographic locations.
The Administrative segment includes the administrative expenses of the Company’s corporate headquarters site. Also included in the Administrative segment is interest expense, interest and investment income, certain expenses related to closed facilities and environmental-related matters, and other expenses which are not directly associated with the Reportable Segments. The Administrative segment does not include any significant foreign operations. Also included in the Administrative segment is a real estate management unit that is responsible for the ownership, management and leasing of non-retail properties held primarily for use by the Company, including the Company’s headquarters site, and disposal of idle facilities. Sales of this segment represents external leasing revenue of excess headquarters space or leasing of facilities no longer used by the Company in its primary businesses. Material gains and losses from the sale of property are infrequent and not a significant operating factor in determining the performance of the Administrative segment.
Net external sales of all consolidated foreign subsidiaries were $2,959,785, $1,722,246 and $1,788,955 for 2017, 2016 and 2015, respectively. Long-lived assets consisted of Property, plant and equipment, Goodwill, Intangible assets, Deferred pension assets and Other assets. The aggregate total of long-lived assets for the Company was $15,492,586, $3,125,222 and, $3,132,981 at December 31, 2017, 2016 and 2015, respectively. Long-lived assets of consolidated foreign subsidiaries totaled $3,691,035, $477,889 and $497,528 at December 31, 2017, 2016 and 2015, respectively.
Total Assets of the Company were $19,958,427, $6,752,521 and $5,778,937 at December 31, 2017, 2016 and 2015, respectively. Total assets of consolidated foreign subsidiaries were $5,253,995, $1,233,666 and $1,172,064, which represented 26.3 percent, 18.3 percent and 20.3 percent of the Company’s total assets at December 31, 2017, 2016 and 2015, respectively. The increase in net external sales and long-lived assets was primarily due to the Acquisition. Domestic operations accounted for the remaining net external sales and long-lived assets. No single geographic area outside the United States was significant relative to consolidated net external sales or consolidated long-lived assets. Export sales and sales to any individual customer were each less than 10 percent of consolidated sales to unaffiliated customers during all years presented.
In the reportable segment financial information that follows, Segment profit was total net sales and intersegment transfers less operating costs and expenses. Identifiable assets were those directly identified with each reportable segment. The Administrative segment assets consisted primarily of cash and cash equivalents, investments, deferred pension assets and headquarters property, plant and equipment. The margin for each reportable segment was based upon total net sales and intersegment transfers. Domestic intersegment transfers were primarily accounted for at the approximate fully absorbed manufactured cost, based on normal capacity volumes, plus customary distribution costs for paint products. Non-paint domestic and all international intersegment transfers were accounted for at values comparable to normal unaffiliated customer sales. All intersegment transfers are eliminated within the Administrative segment.

(millions of dollars)	2017
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$9,117	$2,155	$3,706	$6	$14,984
Intersegment transfers	6	3,162	22	(3,190)	—
Total net sales and intersegment transfers	$9,123	$5,317	$3,728	$(3,184)	$14,984
Segment profit	$1,769	$226	$299		$2,294
Interest expense				$(263)	(263)
Administrative expenses and other				(503)	(503)
Income from continuing operations before income taxes	$1,769	$226	$299	$(766)	$1,528
Reportable segment margins	19.4%	4.3%	8.0%
Identifiable assets	$4,359	$5,839	$8,300	$1,460	$19,958
Capital expenditures	69	95	37	22	223
Depreciation	75	92	69	49	285

	2016
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$8,377	$1,528	$1,946	$5	$11,856
Intersegment transfers	39	2,775	15	(2,829)
Total net sales and intersegment transfers	$8,416	$4,303	$1,961	$(2,824)	$11,856
Segment profit	$1,606	$301	$257		$2,164
Interest expense				$(154)	(154)
Administrative expenses and other				(415)	(415)
Income from continuing operations before income taxes	$1,606	$301	$257	$(569)	$1,595
Reportable segment margins	19.1%	7.0%	13.1%
Identifiable assets	$2,148	$2,005	$818	$1,782	$6,753
Capital expenditures	100	99	19	$21	239
Depreciation	76	47	20	$29	172

	2015
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$7,840	$1,578	$1,916	$5	$11,339
Intersegment transfers	40	2,736	5	(2,781)	—
Total net sales and intersegment transfers	$7,880	$4,314	$1,921	$(2,776)	$11,339
Segment profit	$1,452	$309	$202		$1,963
Interest expense				$(62)	(62)
Administrative expenses and other				(352)	(352)
Income from continuing operations before income taxes	$1,452	$309	$202	$(414)	$1,549
Reportable segment margins	18.4%	7.2%	10.5%
Identifiable assets	$2,037	$1,925	$814	$1,003	$5,779
Capital expenditures	132	60	21	21	234
Depreciation	72	47	25	26	170